Share-Based Compensation - Assumptions to estimate the fair value of options (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation
Risk-free interest rate, minimum (in percent)	3.81%	1.52%	1.31%
Risk-free interest rate, maximum (in percent)	5.13%	4.08%	1.69%
Expected volatility, minimum (in percent)	50.31%	46.29%	46.28%
Expected volatility, maximum (in percent)	50.55%	50.26%	46.87%
Expected dividend yield (in percent)	0.00%	0.00%	0.00%
Exercise multiple	2.80	2.80	2.80
Post-vesting forfeit rate	0.00%	0.00%	0.00%
Fair value of underlying Ordinary Share, minimum (in dollars per share)	$ 17.1475	$ 10.6625	$ 22.0375
Fair value of underlying Ordinary Share, maximum (in dollars per share)	36.3175	17.8550	46.5375
Fair value of share option, minimum	17.1425	10.6560	22.0310
Fair value of share option, maximum	$ 36.3127	$ 17.8485	$ 46.5310